BlackRock MuniYield Pennsylvania Insured Fund
Schedule of Investments as of January 31, 2008 (Unaudited)					(in Thousands)

	Face
	Amount	Municipal Bonds			Value

Pennsylvania - 124.4%	$ 4,650	Allegheny County, Pennsylvania, GO, Series C-60, 5% due 11/01/2032 (e)			$ 4,865

	2,000	Allegheny County, Pennsylvania, Hospital Development Authority, Health Center Revenue Bonds
		(University of Pittsburgh Medical Center Health System), Series B, 6% due 7/01/2026 (f)			2,381

	1,000	Allegheny County, Pennsylvania, Residential Finance Authority, S/F Mortgage Revenue Bonds, AMT,
		Series TT, 5% due 5/01/2035 (d)			972

	5,000	Allegheny County, Pennsylvania, Sanitation Authority, Sewer Revenue Bonds, 5% due 12/01/2037 (c)			5,135

	5,000	Allegheny County, Pennsylvania, Sanitation Authority, Sewer Revenue Refunding Bonds, Series A, 5% due
		12/01/2030 (f)			5,163

	2,115	Chambersburg, Pennsylvania, Area School District, GO, 5.25% due 3/01/2026 (c)			2,239

	2,500	Chambersburg, Pennsylvania, Area School District, GO, 5.25% due 3/01/2027 (c)			2,637

	4,000	Chambersburg, Pennsylvania, Area School District, GO, 5.25% due 3/01/2029 (c)			4,209

	5,500	Delaware County, Pennsylvania, IDA Revenue Bonds (Pennsylvania Suburban Water Company Project),
		AMT, Series A, 5.15% due 9/01/2032 (a)			5,540

	4,770	Delaware County, Pennsylvania, IDA, Water Facilities Revenue Refunding Bonds (Aqua Pennsylvania,
		Inc. Project), AMT, Series B, 5% due 11/01/2036 (c)			4,719

	1,500	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, 5.75% due
		7/01/2032			1,766

	7,000	East Stroudsburg, Pennsylvania, Area School District, GO, Refunding, 5% due 9/01/2025 (e)			7,449

	2,000	East Stroudsburg, Pennsylvania, Area School District, GO, Series A, 7.75% due 9/01/2027 (c)			2,565

	8,850	Erie County, Pennsylvania, Convention Center Authority, Convention Center Hotel Revenue Bonds, 5%
		due 1/15/2036 (c)			8,943

	4,000	Gettysburg, Pennsylvania, Municipal Authority, College Revenue Refunding Bonds, 5% due 8/15/2023 (f)			4,068

	2,100	Harrisburg, Pennsylvania, Authority, School Revenue Refunding Bonds (The School District of Harrisburg
		Project), VRDN, 2.78% due 12/01/2027 (a)(k)			2,100

	5,000	Lehigh County, Pennsylvania, IDA, PCR, Refunding (Pennsylvania Power and Light Utilities Corporation
		Project), Series A, 4.70% due 9/01/2029 (c)			4,857

Portfolio Abbreviations

To simplify the listings of BlackRock MuniYield Pennsylvania Insured Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.
AMT	Alternative Minimum Tax (subject to)		IDA	Industrial Development Authority
DRIVERS	Derivative Inverse Tax-Exempt Receipts		PCR	Pollution Control Revenue Bonds
EDR	Economic Development Revenue Bonds		S/F	Single-Family
GO	General Obligation Bonds		VRDN	Variable Rate Demand Notes
HFA	Housing Finance Agency

BlackRock MuniYield Pennsylvania Insured Fund
Schedule of Investments as of January 31, 2008 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 1,265	Monroe County, Pennsylvania, Hospital Authority Revenue Refunding Bonds (Pocono Medical Center),
	5.125% due 1/01/2037	$ 1,179

1,800	Montgomery County, Pennsylvania, IDA, Water Facilities Revenue Bonds (Aqua Pennsylvania, Inc.
	Project), Series A, 5.25% due 7/01/2042	1,828

2,675	North Allegheny, Pennsylvania, School District, GO, Series C, 5.25% due 5/01/2027 (e)	2,822

935	Northampton Borough, Pennsylvania, Municipal Authority, Water Revenue Bonds, 5% due 5/15/2034 (f)	959

1,585	Northeastern York School District, Pennsylvania, GO, Series B, 5% due 4/01/2032 (c)	1,634

6,000	Northumberland County, Pennsylvania, IDA, Water Facilities Revenue Refunding Bonds (Aqua
	Pennsylvania Inc. Project), AMT, 5.05% due 10/01/2039 (c)	5,974

1,200	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds (Waste
	Management Inc. Project), AMT, Series A, 5.10% due 10/01/2027	1,140

2,500	Pennsylvania HFA, Revenue Bonds, DRIVERS, AMT, Series 1248Z, 6.873% due 10/01/2009 (f)(h)	2,556

5,000	Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 92-A, 4.75% due 4/01/2031	4,718

3,000	Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 96-A, 4.70% due 10/01/2037	2,772

3,000	Pennsylvania State, GO, Second Series, 4.25% due 3/01/2024 (l)	2,959

3,000	Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (UPMC Health System), Series
	A, 6% due 1/15/2022	3,230

4,305	Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (York College of Pennsylvania
	Project), Series EE1, 5% due 11/01/2033 (g)	4,160

8,845	Pennsylvania State Higher Educational Facilities Authority, State System Revenue Bonds, Series AE,
	4.75% due 6/15/2032 (f)	8,924

7,000	Pennsylvania State, IDA, EDR, Refunding, 5.50% due 7/01/2020 (a)	7,679

1,980	Pennsylvania State Public School Building Authority, School and Capital Appreciation Revenue Bonds
	(Corry Area School District), 4.85% due 12/15/2022 (e)(o)	1,023

1,980	Pennsylvania State Public School Building Authority, School and Capital Appreciation Revenue Bonds
	(Corry Area School District), 4.87% due 12/15/2023 (e)(o)	962

1,980	Pennsylvania State Public School Building Authority, School and Capital Appreciation Revenue Bonds
	(Corry Area School District), 4.89% due 12/15/2024 (e)(o)	909

1,980	Pennsylvania State Public School Building Authority, School and Capital Appreciation Revenue Bonds
	(Corry Area School District), 4.92% due 12/15/2025 (e)(o)	859

7,800	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds, Series A, 5.50% due 12/01/2031 (a)	8,238

4,000	Philadelphia, Pennsylvania, Authority for Industrial Development, Airport Revenue Refunding Bonds
	(Philadelphia Airport System Project), AMT, Series A, 5.50% due 7/01/2017 (c)	4,316

3,655	Philadelphia, Pennsylvania, Authority for Industrial Development, Airport Revenue Refunding Bonds
	(Philadelphia Airport System Project), AMT, Series A, 5.50% due 7/01/2018 (c)	3,944

BlackRock MuniYield Pennsylvania Insured Fund
Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)

	Face
Amount		Municipal Bonds	Value

$ 9,125		Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue Bonds (City of
		Philadelphia Project), Series A, 5.375% due 2/15/2008 (f)(j)	$ 9,228

	7,680	Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue Bonds, Series B, 5.50%
		due 10/01/2011 (e)(j)	8,561

	10,000	Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 1998 General Ordinance, 4th Series, 5% due
		8/01/2032 (e)	10,256

	1,300	Philadelphia, Pennsylvania, Gas Works Revenue Refunding Bonds, VRDN, Series 6, 2.65%
		due 8/01/2031 (e)(k)	1,300

	3,000	Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority, Hospital Revenue
		Refunding Bonds (Presbyterian Medical Center), 6.65% due 12/01/2019 (b)	3,687

	3,000	Philadelphia, Pennsylvania, Housing Authority Revenue Bonds (Capital Fund Program), Series A, 5.50%
		due 12/01/2018 (e)	3,276

	4,645	Philadelphia, Pennsylvania, Qualified Redevelopment Authority Revenue Bonds, AMT, Series B, 5% due
		4/15/2027 (c)	4,667

	1,750	Philadelphia, Pennsylvania, Redevelopment Authority Revenue Bonds (Neighborhood Transformation),
		Series A, 5.50% due 4/15/2022 (c)	1,865

	2,500	Philadelphia, Pennsylvania, School District, GO, Series D, 5.125% due 6/01/2014 (c)(j)	2,820

	3,000	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series A, 5% due 7/01/2027 (e)	3,119

	3,700	Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding Bonds, Series B, 4.75% due
		11/01/2031 (a)	3,597

	5,000	Pittsburgh, Pennsylvania, Water and Sewer Authority, Water and Sewer System Revenue Bonds, First Lien,
		5% due 9/01/2015 (f)(j)	5,658

	3,735	Pittsburgh, Pennsylvania, Water and Sewer Authority, Water and Sewer System Revenue Refunding Bonds,
		First Lien, VRDN, Series B-1, 2.57% due 9/01/2033 (e)(k)	3,735

	3,680	Reading, Pennsylvania, Area Water Authority, Water Revenue Bonds, 5% due 12/01/2027 (e)	3,873

	6,000	Reading, Pennsylvania, School District, GO, 5% due 1/15/2029 (e)	6,256

	590	Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds (Guthrie Healthcare
		System), Series A, 5.875% due 12/01/2031	609

	6,145	Shaler Area School District, Pennsylvania, Capital Appreciation, GO, 4.765% due 9/01/2030 (g)(o)	1,919

	2,000	Sharon, Pennsylvania, Authority, Sewer Revenue Bonds, 4.50% due 10/01/2032 (e)	1,997

	2,000	Southcentral General Authority, Pennsylvania, Revenue Bonds (York College of Pennsylvania Project), 5%
		due 5/01/2037 (g)	2,000

	1,040	York, Pennsylvania, City School District, GO, Series A, 5.25% due 6/01/2022 (g)	1,098

Guam - 1.4%	2,500	A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds, AMT, Series C, 5%
		due 10/01/2023 (f)	2,541

BlackRock MuniYield Pennsylvania Insured Fund
Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)

	Face
	Amount	Municipal Bonds	Value

Puerto Rico - 13.7%	$ 6,790	Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5% due 7/01/2014 (j)	$ 7,640

	4,005	Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5% due 7/01/2034	3,902

	5,000	Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series I, 5.375%
		due 7/01/2014 (j)(m)	5,679

	2,500	Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series I,
		5.50% due 7/01/2014 (j)(m)	2,880

	7,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding Bonds, Series A, 5.01% due
		8/01/2043 (f)(o)	1,052

	3,250	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding Bonds, Series A, 5.25% due
		8/01/2057	3,316

		Total Municipal Bonds (Cost - $241,834) - 139.5%	248,924

		Municipal Bonds Transferred to Tender Option Bond Trusts (p)

Pennsylvania - 29.6%	15,000	Pennsylvania State Public School Building Authority, School Lease Revenue Bonds
		(The School District of Philadelphia Project) 5.25% due 6/01/2013 (e)(j)	16,860

	15,000	Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds, Sub-Series B,
		5.50% due 12/01/2013 (f)(j)	17,210

	7,500	Philadelphia, Pennsylvania, Airport Revenue Bonds, 5% due 6/15/2037 (e)	7,431

	10,000	Philadelphia, Pennsylvania, School District, GO, Series B, 5.625% due 8/01/2012 (c)(j)	11,276

		Total Municipal Bonds Transferred to Tender Option Bond Trusts (Cost - $49,083) - 29.6%	52,777

	Shares
	Held	Short-Term Securities

	187	CMA Pennsylvania Municipal Money Fund, 2.01% (i)(n)	187

		Total Short-Term Securities (Cost - $187) - 0.1%	187

		Total Investments (Cost - $291,104*) - 169.2%	301,888
		Other Assets Less Liabilities - 1.4%	2,535
		Liability for Trust Certificates, Including Interest Expense and Fees Payable - (13.4%)	(23,932)
		Preferred Shares, at Redemption Value - (57.2%)	(102,028)

		Net Assets Applicable to Common Shares - 100.0%	$ 178,463

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$ 267,286

	Gross unrealized appreciation	$ 12,963
	Gross unrealized depreciation	(2,111)

	Net unrealized appreciation	$ 10,852

(a)	AMBAC Insured.

(b)	Escrowed to maturity.

(c)	FGIC Insured.

(d)	FNMA/GNMA Collateralized.

(e)	FSA Insured.

BlackRock MuniYield Pennsylvania Insured Fund
Schedule of Investments as of January 31, 2008 (Unaudited)					(in Thousands)

(f)	MBIA Insured.
(g)	XL Capital Insured.
(h)	The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(i)	Represents the current yield as of January 31, 2008.
(j)	Prerefunded.
(k)	Variable rate security. Rate shown is interest rate as of the report date.
(l)	CIFG Insured.
(m)	Commonwealth Guaranteed.
(n)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3)
of the Investment Company Act of 1940, were as follows:

		Net	Dividend
	Affiliate	Activity	Income

	CMA Pennsylvania Municipal Money Fund	101	$2

(o)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(p)	Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
•	Forward interest rate swaps outstanding as of January 31, 2008 were as follows:

Unrealized
			Notional	Appreciation
			Amount	(Depreciation)

Pay a fixed rate of 3.4425% and receive a floating rate based on
1-week (SIFMA) Municipal Swap Index rate

	Broker, JPMorgan Chase		$ 7,500	$ (118)
Expires March 2018

Pay a fixed rate of 3.925% and receive a floating rate based on
1-week (SIFMA) Municipal Swap Index rate
Broker, JPMorgan Chase
	Expires February 2028		$ 9,000	(303)

Pay a fixed rate of 3.593% and receive a floating rate based on
1-week (SIFMA) Municipal Swap Index rate

Broker, JPMorgan Chase
	Expires April 2028		$ 12,500	147

	Total			$ (274)